EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
EARNINGS PER SHARE [Abstract]
Calculation of Basic and Diluted Earnings Per Share
The following table sets forth the calculation of basic and diluted earnings per common share using the two-class method:

	Year ended December 31, 2015	Year ended December 31, 2014	Year ended December 31, 2013
	(Dollars in thousands, except share and per share data)
		As restated	As restated
Numerator
Net income	$22,798	$60,184	$53,940
Less:
Dividends declared and paid to shareholders	(41,388)	(41,392)	(30,531)
Dividend equivalents paid to vested RSUs and SARs	(1,054)	(1,426)	(940)
Net income attributable to common shareholders	$(19,644)	$17,366	$22,469
Denominator
Weighted average shares outstanding-Basic	41,222,690	41,405,211	34,129,880
Dilutive common equivalent shares:
RSUs	7,950	48,674	102,914
SARs	84,509	73,699	10,662
Weighted average shares outstanding-Diluted	41,315,149	41,527,584	34,243,456
Earnings per share:
Basic
Distributed earnings	$1.00	$1.00	$0.89
Undistributed income (excess distribution)	$(0.48)	$0.42	$0.66
Basic earnings per share	$0.52	$1.42	$1.55
Diluted
Distributed earnings	$1.00	$1.00	$0.89
Undistributed income (excess distribution)	$(0.48)	$0.42	$0.66
Diluted earnings per share	$0.52	$1.42	$1.55